STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS (Statement) - NGSP $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Plan interest in the Northrop Grumman Defined Contribution Plans Master Trust	$ 5,952,669
Other investments:
Net appreciation in fair value of other investments	515,172
Dividends	104,944
Interest	30,138
Total investment income	6,602,923
Interest income on notes receivable from participants	24,742
Contributions:
Participant contributions	1,415,870
Employer contributions	664,002
Rollover contributions	139,573
Total contributions	2,219,445
Total additions	8,847,110
Deductions:
Benefits paid to participants	3,950,883
Expenses	12,896
Total deductions	3,963,779
Increase in net assets	4,883,331
Net assets available for benefits
Beginning of year	39,471,854
End of year	$ 44,355,185